Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors and Key Management	The remuneration of directors and key management personnel during the six months ended June 30, 2024 and 2023 was as follows:
	Six months ended
	June 30,
	2024	2023
Salaries and benefits	$552,926	$921,492

Schedule of Remuneration Paid to Related Parties Other than Key Personnel	Remuneration paid to related parties other than key personnel during the six months ended June 30, 2024 and 2023 was as follows:
	Six months ended
	June 30,
	2024	2023
Salaries and benefits	$21,292	$14,956